Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Company’s Relationship with Related Parties	The related parties that had transactions or balances with the Company in 2023 and 2022 consisted of:
Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group Limited (“Fuson”)	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT

Schedule of Due from to Related Parties	The balances due from and due to related parties were as follows:
	As of June 30,
	2023	2022
Due from related parties:
UniDev	$201,908	$44,341
Fuson	189,363	3,887
EMIT	-	226,421
Beijing Bright	-	102,993
Total	$391,271	$377,642
	As of June 30,
	2023	2022
Due to related parties:
UniDev	$19,445	$33,727
MCT	5,444	5,541
EMIT	-	27,616
Total	$24,889	$66,884

Schedule of Related Party Transactions
	For the year ended,
	2023	2022	2021
a) Consulting services provided to the related parties

UniDev	$-	$46,008	$-
EMIT	158	6,016	-
Fuson	57,418	-	-
CLPS Lihong	-	-	269,472
	$57,576	$52,024	$269,472

b) Services provided by the related parties
EMIT	$221,584	$157,762	$758,976
UniDev	269,966	34,995	-
Beijing Bright	99,208	142,487	604,033
	$590,758	$335,244	$1,363,009

c) Loans provided to the related parties
UniDev	$143,810	$-	$-
Fuson	130,402	-	-
EMIT	-	83,651	151,783
	$274,212	$83,651	$151,783
d) Repayment of loans from the related parties
EMIT	$204,211	$15,491	$-
	$204,211	$15,491	$-
e) Interest income received from the related parties
UniDev	$6,342	$-	$-
Fuson	1,518	-	-
EMIT	3,704	9,260	-
	$11,564	$9,260	$-
f) Rental income from the related party
Fuson	$10,718	$3,587	$-